Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Results of Operations from Oil and Gas Producing Activities (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Short-term leases and variable lease expense	$ 10,243	$ 6,680
Depreciation of right-of-use assets	17,873	10,509
IFRS 16 [Member]
Disclosure of information about consolidated structured entities [line items]
Depreciation of right-of-use assets	$ (9,005)	$ (6,060)